Equity Investments	12 Months Ended
Dec. 31, 2012
Equity Investments [Abstract]
Equity Investments [Text Block]

9.       Equity Investments

Direct and indirect Equity investments held by the Company are as follows:

	December 31,
Percent of Ownership	2012	2011
Basell Orlen Polyolefins Sp. Z.o.o.	50.00%	50.00%
PolyPacific Pty. Ltd.	50.00%	50.00%
SunAllomer Ltd.	50.00%	50.00%
Saudi Polyolefins Company	25.00%	25.00%
Saudi Ethylene & Polyethylene Company Ltd.	25.00%	25.00%
Al-Waha Petrochemicals Ltd.	20.95%	20.95%
PolyMirae Co. Ltd.	42.59%	42.59%
HMC Polymers Company Ltd.	28.56%	28.56%
Indelpro S.A. de C.V.	49.00%	49.00%
Ningbo ZRCC Lyondell Chemical Co. Ltd.	26.65%	26.65%
Ningbo ZRCC Lyondell Chemical Marketing Co.	50.00%	50.00%
Nihon Oxirane Company	40.00%	40.00%
NOC Asia Ltd.	40.00%	40.00%
Geosel	27.00%	27.00%

The changes in Equity investments are as follows for the years 2012 and 2011:

	Year Ended
	December 31,
Millions of dollars	2012	2011
Beginning balance	$1,559	$1,587
Income from equity investments	143	216
Dividends received, gross	(147)	(208)
Contributions to joint ventures	8	0
Currency exchange effects	11	(21)
Other	9	(15)
Ending balance	$1,583	$1,559

The subsidiary that holds the Company's equity interest in Al-Waha Petrochemicals Ltd. has a minority shareholder, which holds 16.21% of its equity. The equity interest held by the minority shareholder can be called by the Company or can be put to the Company by the minority interest shareholder at any time. The price of the call option is the nominal value of the shares (initial $18 million investment) plus accrued interest based on LIBOR plus 40 basis points, less paid dividends. The price of the put option is €1 plus the minority shareholder's undistributed pro-rata earnings. As of December 31, 2012 and 2011, the put would have a minimal redemption amount and the call could be redeemed for $21 million, the value of the initial investment plus accrued interest.

Summarized balance sheet information and the Company's share of equity investments were as follows:

	December 31, 2012		December 31, 2011
		Company		Company
Millions of dollars	100%	Share	100%	Share
Current assets	$3,923	$1,387	$3,969	$1,380
Noncurrent assets	6,341	1,781	6,546	1,811
Total assets	10,264	3,168	10,515	3,191
Current liabilities	2,973	1,030	2,760	967
Noncurrent liabilities	2,205	615	2,583	727
Net assets	$5,086	$1,523	$5,172	$1,497

Summarized income statement information and the Company's share for the periods for which the respective Equity investments were accounted for under the equity method is set forth below:

	Successor						Predecessor
	Year Ended December 31,				May 1 through		January 1 through
	2012		2011		December 31, 2010		April 30, 2010
		Company		Company		Company		Company
Millions of dollars	100%	Share	100%	Share	100%	Share	100%	Share
Revenues	$10,961	$3,650	$14,960	$4,915	$6,249	$2,248	$3,127	$989
Cost of sales	(9,916)	(3,328)	(13,335)	(4,441)	(5,622)	(2,042)	(2,699)	(869)
Gross profit	1,045	322	1,625	474	627	206	428	120
Net operating expenses	(258)	(91)	(375)	(131)	(169)	(55)	(82)	(29)
Operating income	787	231	1,250	343	458	151	346	91
Interest income	6	3	12	4	4	2	2	1
Interest expense	(306)	(76)	(260)	(71)	(151)	(43)	(43)	(13)
Foreign currency
translation	74	21	(6)	(6)	5	(1)	83	24
Income (loss) from
equity investments	(9)	(2)	3	1	(2)	(3)	3	2
Income before
income taxes	552	177	999	271	314	106	391	105
Provision for
income taxes	(101)	(34)	(201)	(55)	(43)	(20)	(67)	(21)
Net income	$451	$143	$798	$216	$271	$86	$324	$84

The carrying value of our equity investments at December 31, 2012 of $1,583 million reflects the aggregate fair value adjustment at May 1, 2010 and subsequent cumulative amortization, which represents the difference to the equity investments underlying net assets of $1,523 million.